RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of revision on the Statement of stockholder's equity (Details) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jan. 15, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 24, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Total Stockholders' Equity (Deficit)				$ 26,719,000	$ 70,805,000	$ 77,005,000		$ 91,208,000	$ 35,570,000
Northern Genesis Acquisition Corp II [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Accretion for common stock to redemption amount			$ 42,359,126	42,359,126
Initial Classification Of Common Stock Subject To Possible Redemption				414,000,000
Total Stockholders' Equity (Deficit)	$ (50,666,168)	$ (37,455,393)	(43,751,362)	$ (39,119,970)	$ 23,550		$ 0
Sale Of Units Net Of Underwriting Discounts In Shares		41,400,000
As Previously Reported | Northern Genesis Acquisition Corp II [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Sale of 41,400,000 Units, net of underwriting discounts		$ 371,629,911
Initial value of common stock subject to possible redemption at IPO date		(365,248,633)
Change in value of common stock subject to possible redemption	42,455,398	6,295,969
Total Stockholders' Equity (Deficit)	(50,666,168)	5,000,005	5,000,005
Adjustment | Northern Genesis Acquisition Corp II [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Sale of 41,400,000 Units, net of underwriting discounts		(371,629,911)
Initial value of common stock subject to possible redemption at IPO date		365,248,633
Change in value of common stock subject to possible redemption	(42,455,398)	(6,295,969)
Accretion for common stock to redemption amount		(42,359,126)
Total Stockholders' Equity (Deficit)		(42,455,398)	(48,751,367)
As Restated | Northern Genesis Acquisition Corp II [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Accretion for common stock to redemption amount		(42,359,126)
Total Stockholders' Equity (Deficit)	$ (50,666,168)	$ (37,455,393)	$ (43,751,362)